DESCRIPTION OF PLAN - Schedule of Discretionary Contribution Vesting (Details) - EBP 010	12 Months Ended
Dec. 31, 2025
Less than 2 years
EBP, Description of Plan [Line Items]
Vested Percentage	0.00%
2 years but less than 3 years
EBP, Description of Plan [Line Items]
Vested Percentage	25.00%
3 years but less than 4 years
EBP, Description of Plan [Line Items]
Vested Percentage	50.00%
4 years but less than 5 years
EBP, Description of Plan [Line Items]
Vested Percentage	75.00%
5 years or more
EBP, Description of Plan [Line Items]
Vested Percentage	100.00%